REPURCHASE AGREEMENTS – NON-TRADING (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non-trading	£ 6,394	£ 9,029
Agreements with banks
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non-trading	2,250	3,557
Agreements with customers
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non-trading	£ 4,144	£ 5,472